Janus Henderson Overseas Fund Average Annual Total Returns - Class D Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World ex-USA IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	7.91%	8.41%
Class D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	28.45%	9.11%	8.95%
Class D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	17.38%	7.46%	7.58%
Class D | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	28.76%	9.32%	9.15%